Income Taxes (Details) - Schedule of Liability for Uncertain Tax Positions, Excluding Potential Interest and Penalties	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Liability for Uncertain Tax Positions, Excluding Potential Interest and Penalties [Abstract]
Balance as of December 31, 2022	$ 427,000
Increase/(decrease) based on current year tax positions	17,000
Increase/(decrease) for prior year tax positions	15,000
Lapses of applicable statutes
Balance as of December 31, 2023	$ 459,000